Financial instruments - Sensitivity analysis – exposure to interest rates – derivative financial instruments (Details) - Interest rate risk [member] R$ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025 BRL (R$)	Jun. 30, 2025 BRL (R$)
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	25.00%	25.00%
Possible 25% | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (575,729)	R$ (575,729)
Possible 25% | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(412,617)	(412,617)
Possible 25% | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (135,482)	R$ (135,482)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	50.00%	50.00%
Remote 50% | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (1,103,722)	R$ (1,103,722)
Remote 50% | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(770,990)	(770,990)
Remote 50% | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(263,370)	(263,370)
Probable (base value) | CDI | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	290,364	290,364
Probable (base value) | CDI | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(873,359)	(873,359)
Probable (base value) | SOFR | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (873,359)	R$ (873,359)